Equity Incentive Plan Textuals (Details) - Restricted Stock [Member] - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period	0	101,880
RSAs, Share-based Third Party Liabilities Paid	$ 0	$ 279,000